Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Schedule of fair value of assets measured on recurring basis
The following table sets forth the major financial assets, measured at fair value, by level within the fair value hierarchy as of December 31, 2023 and 2024:

	Fair value measurements
	Total	Significant other observable inputs (Level 2)
	RMB	RMB
As of December 31, 2023
Short-term investments	71,848	71,848

Total	71,848	71,848

As of December 31, 2024
Short-term investments	63,064	63,064

Total	63,064	63,064